FINANCIAL DEBT WITH THIRD PARTIES - DEBENTURES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Finance costs	$ 70,293	$ 68,085	$ 45,612